Cik
1206211

06061037

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1302
F 212 306 5359

RECD S.E.C.
NOV 0 7 2006
1086

1-31671

CERTAMX

November 7, 2006

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington. D.C. 20549

PROCESSED
NOV 0 9 2006
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that on November 6, 2006 the American Stock Exchange LLC (the "Exchange") received from Rydex ETF Trust (the "Registrant") a copy of the Registrant's and application on Form 8-A for the registration of the following securities:

Rydex S&P Equal Weight Consumer Discretionary ETF
Rydex S&P Equal Weight Consumer Staples ETF
Rydex S&P Equal Weight Energy ETF
Rydex S&P Equal Weight Financial ETF
Rydex S&P Equal Weight Health Care ETF
Rydex S&P Equal Weight Industrial ETF
Rydex S&P Equal Weight Materials ETF
Rydex S&P Equal Weight Technology ETF
Rydex S&P Equal Weight Utilities ETF

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl